FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2026
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

	Level	March 31, 2026	December 31, 2025
Investments held in Trust Account	1	$285,868,994	$283,377,276

The fair value of the public warrants at issuance was $3,132,600 or $0.227 per public warrant. The fair value of the private warrants at issuance was $1,567,638 or $0.231 per private warrant. The fair value of public and private warrants were determined using Monte Carlo Simulation Model. The public and private warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance.

The following table presents the quantitative information regarding market assumptions used in the valuation of the public and private warrants

May 5, 2025
Volatility	5.7%
Risk free rate	3.79%
Market implied likelihood of completing a Business Combination	17.2%
Share price	$9.886
Weighted terms (Yrs)	2.86

The market implied likelihood of completing a Business Combination was determined by analyzing the quoted market prices of the rights for similar companies that included rights in their units. The criteria used was:

Criteria	Low	High
IPO proceeds ($M)	55	250
Warrant coverage	—	1
Rights coverage (per unit)	0.05	0.20
Remaining months to complete	9	22